COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		300 NORTH LASALLE BOULEVARD
		STREET 2:		SUITE 5425
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60654
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		300 NORTH LASALLE BOULEVARD
		STREET 2:		SUITE 5425
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60654

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       300 North LaSalle Blvd. Suite 5425
               Chicago, IL 60654


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Director of Operations and Chief Compliance Officer
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	11/10/2011
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:     $548,543

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC CM COM              015351109      418  6530.00 SH       Sole                  3726.00           2804.00
AMAZON.COM INC CMN             COM              023135106     3022 13976.00 SH       Sole                  7823.00           6153.00
APPLE, INC. CMN                COM              037833100     3034  7957.00 SH       Sole                  4690.00           3267.00
ARUBA NETWORKS, INC. CMN       COM              043176106    11944 571236.00 SH      Sole                291295.00         279941.00
ATHENAHEALTH, INC. CMN         COM              04685W103    14612 245380.00 SH      Sole                124465.00         120915.00
BJS RESTAURANTS INC CMN        COM              09180C106     6678 151397.00 SH      Sole                 76745.00          74652.00
BORGWARNER INC. CMN            COM              099724106      845 13970.00 SH       Sole                  2945.00          11025.00
BROADSOFT, INC. CMN            COM              11133B409     6190 203959.00 SH      Sole                105869.00          98090.00
CELGENE CORP COM               COM              151020104      398  6430.00 SH       Sole                  5625.00            805.00
CEPHEID INC CMN                COM              15670R107    30196 777656.00 SH      Sole                388796.00         388860.00
CERNER CORP CMN                COM              156782104      256  3742.00 SH       Sole                  2207.00           1535.00
CHART INDUSTRIES, INC. CMN     COM              16115Q308    13638 323331.00 SH      Sole                167021.00         156310.00
CHECK POINT SOFTWARE TECH. LTD COM              m22465104      424  8040.00 SH       Sole                  6310.00           1730.00
CHIPOTLE MEXICAN GRILL, INC. C COM              169656105      594  1964.00 SH       Sole                  1354.00            610.00
COGNEX CORP CMN                COM              192422103     2195 80999.00 SH       Sole                 41074.00          39925.00
COMPLETE GENOMICS INC CMN      COM              20454K104     1454 247825.00 SH      Sole                130650.00         117175.00
CROCS, INC. CMN                COM              227046109    11579 488988.00 SH      Sole                251182.00         237806.00
CUMMINS INC                    COM              231021106      211  2596.00 SH       Sole                  2046.00            550.00
CYMER INC CMN                  COM              232572107     2541 68411.00 SH       Sole                 34640.00          33771.00
DEXCOM, INC. CMN               COM              252131107     3691 307607.00 SH      Sole                155954.00         151653.00
EXACT SCIENCES CORP CMN        COM              30063P105     2352 354865.00 SH      Sole                183945.00         170920.00
EZCHIP SEMICONDUCTOR LTD. CMN  COM              M4146Y108    11371 342305.00 SH      Sole                177835.00         164470.00
FARO TECHNOLOGIES INC CMN      COM              311642102     1798 57006.00 SH       Sole                 28931.00          28075.00
FINANCIAL ENGINES, INC. CMN    COM              317485100    12186 672936.00 SH      Sole                351796.00         321140.00
FINISAR CORPORATION CMN        COM              31787A507     4181 238422.00 SH      Sole                121059.00         117363.00
FORTINET, INC. CMN             COM              34959E109     5570 331584.00 SH      Sole                165720.00         165864.00
FRANCESCA'S HOLDINGS CORP CMN  COM              351793104     4407 207814.00 SH      Sole                105328.00         102486.00
FUSION-IO, INC. CMN            COM              36112J107     8045 423430.00 SH      Sole                222540.00         200890.00
GENMARK DIAGNOSTICS INC CMN    COM              372309104      240 41865.00 SH       Sole                 41865.00
GENOMIC HEALTH, INC. CMN       COM              37244C101     4317 196441.00 SH      Sole                102141.00          94300.00
GOODRICH B F CO COM            COM              382388106      479  3970.00 SH       Sole                  3088.00            882.00
GOOGLE, INC. CMN CLASS A       COM              38259p508     1219  2367.00 SH       Sole                   939.00           1428.00
GREEN MNTN COFFEE ROASTERS INC COM              393122106     5688 61205.00 SH       Sole                 30215.00          30990.00
HEXCEL CORPORATION (NEW) CMN   COM              428291108    23303 1051613.00 SH     Sole                520808.00         530805.00
INCYTE CORPORATION CMN         COM              45337C102     2257 161615.00 SH      Sole                 81905.00          79710.00
INFORMATICA CORP COM           COM              45666Q102      337  8245.00 SH       Sole                  5945.00           2300.00
INSULET CORPORATION CMN        COM              45784P101     4867 318996.00 SH      Sole                161751.00         157245.00
INTEL CORP COM                 COM              458140100      311 14581.00 SH       Sole                 11451.00           3130.00
INTUITIVE SURGICAL, INC. CMN   COM              46120e602     2030  5573.00 SH       Sole                  3116.00           2457.00
IPG PHOTONICS CORP CMN         COM              44980X109    19324 444846.00 SH      Sole                226290.00         218556.00
IROBOT CORPORATION CMN         COM              462726100     7504 298277.00 SH      Sole                155290.00         142987.00
K12 INC. CMN                   COM              48273u102     6555 257465.00 SH      Sole                130525.00         126940.00
KLA-TENCOR CORPORATION CMN     COM              482480100      279  7295.00 SH       Sole                  3900.00           3395.00
LATTICE SEMICONDUCTOR CORP CMN COM              518415104     3689 702751.00 SH      Sole                356396.00         346355.00
LINDSAY CORPORATION CMN        COM              535555106     3097 57570.00 SH       Sole                 29145.00          28425.00
LINKEDIN CORP CMN CLASS A      COM              53578a108      240  3075.00 SH       Sole                  2035.00           1040.00
LIVEPERSON INC CMN             COM              538146101     5052 507755.00 SH      Sole                257513.00         250242.00
MAKO SURGICAL CORP. CMN        COM              560879108    16523 482865.00 SH      Sole                252326.00         230539.00
MASTERCARD INC COM             COM              57636Q104      314   991.00 SH       Sole                   770.00            221.00
MELLANOX TECHNOLOGIES, LTD. CM COM              M51363113     8073 258600.00 SH      Sole                141153.00         117447.00
MERGE HEALTHCARE INC           COM              589499102      148 24308.00 SH       Sole                 24308.00
MIDDLEBY CORP CMN              COM              596278101     6208 88108.00 SH       Sole                 44676.00          43432.00
MITEK SYSTEMS INC (NEW) CMN    COM              606710200      347 37539.00 SH       Sole                 37539.00
NANOMETRICS INC CMN            COM              630077105     6368 439227.00 SH      Sole                227261.00         211966.00
NETSUITE INC. CMN              COM              64118Q107    17726 656283.00 SH      Sole                321977.00         334306.00
NXSTAGE MEDICAL INC CMN        COM              67072V103     9721 466015.00 SH      Sole                240428.00         225587.00
OPNET TECHNOLOGIES INC CMN     COM              683757108    12943 370758.00 SH      Sole                196415.00         174343.00
ORACLE CORP COM                COM              68389X105      261  9112.00 SH       Sole                  7089.00           2023.00
PANDORA MEDIA, INC. CMN        COM              698354107      219 14975.00 SH       Sole                 10440.00           4535.00
PHARMASSET INC CMN             COM              71715N106     9092 110388.00 SH      Sole                 57338.00          53050.00
POLYPORE INTERNATIONAL, INC. C COM              73179V103    16092 284721.00 SH      Sole                141335.00         143386.00
PRECISION CASTPARTS CP COM     COM              740189105      245  1578.00 SH       Sole                  1226.00            352.00
PRICESMART INC CMN             COM              741511109     2434 39071.00 SH       Sole                 19766.00          19305.00
PROS HOLDINGS, INC. CMN        COM              74346y103     3774 292811.00 SH      Sole                159421.00         133390.00
QLIK TECHNOLOGIES INC. CMN     COM              74733T105     2988 138175.00 SH      Sole                 70029.00          68146.00
QUALCOMM INC COM               COM              747525103      217  4480.00 SH       Sole                  3485.00            995.00
RACKSPACE HOSTING, INC. CMN    COM              750086100    13729 402167.00 SH      Sole                201529.00         200638.00
RF MICRODEVICES INC COM        COM              749941100     5175 816378.00 SH      Sole                420148.00         396230.00
ROSETTA RESOURCES INC CMN      COM              777779307     2459 71857.00 SH       Sole                 35957.00          35900.00
SALESFORCE.COM, INC CMN        COM              79466l302     2236 19573.00 SH       Sole                  9865.00           9708.00
SELECT COMFORT CORPORATION CMN COM              81616X103     4432 317255.00 SH      Sole                161049.00         156206.00
SERVICESOURCE INTRNTNL, LLC CM COM              81763U100     4386 332031.00 SH      Sole                168331.00         163700.00
SHUTTERFLY, INC. CMN           COM              82568P304     6298 152951.00 SH      Sole                 77576.00          75375.00
SOLAZYME, INC. CMN             COM              83415T101     1514 157590.00 SH      Sole                 79905.00          77685.00
STARBUCKS CORP COM             COM              855244109      357  9575.00 SH       Sole                  7450.00           2125.00
STRATEGIC HOTELS & RESORTS INC COM              86272T106     2738 635357.00 SH      Sole                322046.00         313311.00
SUCCESSFACTORS, INC. CMN       COM              864596101     8505 369980.00 SH      Sole                193534.00         176446.00
TEAVANA HOLDINGS, INC. CMN     COM              87819P102     3049 149950.00 SH      Sole                 75985.00          73965.00
TERADYNE INC CMN               COM              880770102     4320 392404.00 SH      Sole                196707.00         195697.00
TESLA MOTORS, INC. CMN         COM              88160r101    13947 571848.00 SH      Sole                290655.00         281193.00
THE FRESH MARKET, INC. CMN     COM              35804h106    12690 332552.00 SH      Sole                170495.00         162057.00
THERAVANCE INC                 COM              88338T104      721 35848.00 SH       Sole                 18048.00          17800.00
TIBCO SOFTWARE INC COM         COM              88632Q103      261 11670.00 SH       Sole                  8105.00           3565.00
TITAN INTERNATIONAL INC (NEW)  COM              88830M102     2355 157011.00 SH      Sole                 79637.00          77374.00
TITAN MACHINERY INC. CMN       COM              88830R101     1026 57370.00 SH       Sole                 29100.00          28270.00
TRIUMPH GROUP INC CMN          COM              896818101     9633 197652.00 SH      Sole                101666.00          95986.00
ULTA SALON COSMETICS & FRAGRAN COM              90384S303    17959 288599.00 SH      Sole                145217.00         143382.00
ULTIMATE SOFTWARE GROUP INC CM COM              90385D107    10295 220363.00 SH      Sole                114691.00         105672.00
ULTRATECH INC CMN              COM              904034105     4371 254876.00 SH      Sole                129176.00         125700.00
UNIVERSAL DISPLAY CORPORATION  COM              91347P105    11631 242632.00 SH      Sole                127077.00         115555.00
V F CORP COM                   COM              918204108      224  1845.00 SH       Sole                  1435.00            410.00
VERA BRADLEY, INC. CMN         COM              92335C106     7653 212290.00 SH      Sole                107595.00         104695.00
VISA INC. CMN CLASS A          COM              92826c839      321  3755.00 SH       Sole                  2920.00            835.00
VMWARE INC. CMN CLASS A        COM              928563402      295  3677.00 SH       Sole                  2899.00            778.00
WESTPORT INNOVATIONS INC CMN   COM              960908309    25691 888064.00 SH      Sole                462584.00         425480.00
WHOLE FOODS MARKET INC         COM              966837106      238  3645.00 SH       Sole                  2835.00            810.00
WISDOMTREE INVESTMENTS, INC. C COM              97717p104      256 36563.00 SH       Sole                 36563.00
ZIPCAR INC CMN                 COM              98974X103     1394 77490.00 SH       Sole                 39265.00          38225.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112